financial instruments	6 Months Ended
Jun. 30, 2019
financial instruments
financial instruments

4     financial instruments

(a)  Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table:

	June 30,	December 31,
As at (millions)	2019	2018

Cash and temporary investments, net	$217	$414
Accounts receivable	1,835	1,600
Contract assets	1,281	1,318
Derivative assets	12	103
	$3,345	$3,435

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

As at June 30, 2019, the weighted average age of customer accounts receivable was 27 days (December 31, 2018 – 30 days) and the weighted average age of past-due customer accounts receivable was 60 days (December 31, 2018 – 56 days). Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market or negotiated rate on outstanding non-current customer account balances.

	June 30, 2019			December 31, 2018
As at (millions)	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date	$934	$(12)	$922	$762	$(13)	$749
30-60 days past billing date	224	(8)	216	354	(10)	344
61-90 days past billing date	59	(6)	53	80	(8)	72
More than 90 days past billing date	68	(16)	52	67	(22)	45
	$1,285	$(42)	$1,243	$1,263	$(53)	$1,210
(1)	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and the line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable; amounts charged to the customer accounts receivable allowance for doubtful accounts that were written off but were still subject to enforcement activity as at June 30, 2019, totalled $403 million (December 31, 2018 – $353 million). The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable above a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Balance, beginning of period	$43	$47	$53	$43
Additions (doubtful accounts expense)	10	11	21	27
Accounts written off, net of recoveries	(11)	(13)	(33)	(27)
Other	—	1	1	3
Balance, end of period	$42	$46	$42	$46

Contract assets

Credit risk associated with contract assets is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

	June 30, 2019			December 31, 2018
As at (millions)	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))

Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$1,073	$(54)	$1,019	$1,068	$(51)	$1,017
The 12-month period ending two years hence	430	(23)	407	466	(22)	444
Thereafter	16	(1)	15	15	(1)	14
	$1,519	$(78)	$1,441	$1,549	$(74)	$1,475

We maintain allowances for lifetime expected credit losses related to contract assets. Current economic conditions, historical information (including credit agency reports, if available), and the line of business from which the contract asset arose are all considered when determining impairment allowances. The same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our share-based compensation cash-settled equity forward agreements and foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(b)  Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

•	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
•

maintaining an agreement to sell trade receivables to an arm’s-length securitization trust and bilateral bank facilities (Note 22), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(e));

•	maintaining an in-effect shelf prospectus;
•	continuously monitoring forecast and actual cash flows; and
•	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are as disclosed in Note 26(g). As at June 30, 2019, we could offer less than $0.1 billion of debt or equity securities pursuant to a shelf prospectus that is in effect until June 2020 (December 31, 2018 – $2.5 billion); subsequent to June 30, 2019, we renewed our shelf prospectus, which is in effect until August 2022, and as at August 2, 2019, we could offer $3.0 billion of debt or equity securities. We believe that our investment grade credit ratings contribute to reasonable access to capital markets.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the following tables:

	Non-derivative					Derivative
	Non-interest		Construction	Long-term	Composite long-term debt
	bearing		credit facility	debt, excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at June 30, 2019 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Notes 2(c), 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2019 (balance of year)	$2,408	$2	$28	$1,610	$173	$(356)	$356	$—	$(273)	$272	$4,220
2020	339	3	—	571	332	(119)	118	—	(221)	223	1,246
2021	91	103	—	1,622	239	(119)	118	—	—	—	2,054
2022	16	—	—	2,120	191	(119)	118	5	—	—	2,331
2023	8	—	—	944	173	(119)	118	—	—	—	1,124
2024-2028	3	—	—	6,468	482	(1,980)	1,991	—	—	—	6,964
Thereafter	—	—	—	9,912	428	(3,116)	3,092	—	—	—	10,316
Total	$2,865	$108	$28	$23,247	$2,018	$(5,928)	$5,911	$5	$(494)	$495	$28,255
				Total (Note 26(g))			$25,248
(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2019.

(2)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2019. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative					Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities			Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment	Long-term	Finance	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2018 (millions)	liabilities	borrowings [1]	(Note 21)	debt [1]	leases [1]	(Receive)	Pay	Other	(Receive)	Pay	Total
2019	$2,372	$3	$45	$1,349	$55	$(877)	$851	$—	$(542)	$516	$3,772
2020	251	3	—	1,567	51	(95)	89	1	—	—	1,867
2021	102	103	—	1,567	—	(95)	89	—	—	—	1,766
2022	18	—	—	2,086	—	(95)	89	1	—	—	2,099
2023	19	—	—	886	—	(95)	89	—	—	—	899
2024-2028	20	—	—	6,240	—	(1,917)	1,847	—	—	—	6,190
Thereafter	—	—	—	7,744	—	(1,964)	1,832	—	—	—	7,612
Total	$2,782	$109	$45	$21,439	$106	$(5,138)	$4,886	$2	$(542)	$516	$24,205
				Total			$21,293
(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2018.

(2)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

(c)  Market risks

Net income and other comprehensive income for the six-month periods ended June 30, 2019 and 2018, could have varied if the Canadian dollar: U.S. dollar exchange rate and our Common Share price varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The U.S. dollar-denominated balances and derivative financial instrument notional amounts as at the statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to other price risk arising from share-based compensation at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The relevant notional number of Common Shares at the statement of financial position date, which includes those in the cash‑settled equity swap agreements, has been used in the calculations.

Income tax expense, which is reflected net in the sensitivity analysis, reflects the applicable statutory income tax rates for the reporting periods.

	Net income		Other comprehensive income		Comprehensive income
Six-month periods ended June 30 (increase (decrease) in millions)	2019	2018	2019	2018	2019	2018
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$—	$—	$(55)	$(17)	$(55)	$(17)
Canadian dollar depreciates	$—	$—	$55	$17	$55	$17
25 basis point change in interest rates
Interest rates increase	$—	$—	$4	$4	$4	$4
Interest rates decrease	$—	$—	$(4)	$(3)	$(4)	$(3)
25% [2] change in Common Share price [3]
Price increases	$(4)	$(15)	$1	$20	$(3)	$5
Price decreases	$19	$23	$(1)	$(20)	$18	$3
(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

(2)

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a six-month data period and calculated on a monthly basis, the volatility of our Common Share price as at June 30, 2019, was 12.5% (2018 – 7.7%).

(3)

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

(d)   Fair values

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

	June 30, 2019						December 31, 2018
		Maximum		Fair value [1]			Maximum		Fair value [1]
		maturity	Notional	and carrying	Price or		maturity	Notional	and carrying	Price or
As at (millions)	Designation	date	amount	value	rate		date	amount	value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2020	$155	$2	US$1.00: C$	1.29	2019	$414	$25	US$1.00: C$	1.28
Currency risk arising from U.S. dollar revenues	HFT [4]	2019	$53	2	US$1.00: C$	1.31	2019	$74	1	US$1.00: C$	1.36
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2019	$66	6		$45.53	2019	$63	2		$45.46
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—		—	2019	$761	21	US$1.00: C$	1.33
				$10					$49
Other Long-Term Assets [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2020	$67	$2		$48.71		$—	$—		—
Currency risks arising from U.S. dollar-denominated long-term debt 5 (Note 26(b)-(c))	HFH [3]	—	$—	—		—	2048	$3,134	54	US$1.00: C$	1.28
				$2					$54
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2020	$287	$3	US$1.00: C$	1.32	2019	$11	$—	US$1.00: C$	1.36
Currency risk arising from U.S. dollar revenues	HFT [4]	—	$—	—		—	2019	$18	—	US$1.00: C$	1.36
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	—		—	2019	$2	—		$47.39
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2019	$296	2	US$1.00: C$	1.31	—	$—	—		—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2020	$8	—		2.64%	2019	$8	—		2.64%
Interest rate risk associated with refinancing of debt maturing	HFH [3]	—	$—	—	—	—	2019	$250	9	2.40%, GOC 10-year term
				$5					$9
Other Long-Term Liabilities [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	$—		—	2020	$67	$3		$48.71
Currency risk arising from U.S. dollar-denominated long-term debt [5] (Note 26(b)-(c))	HFH [3]	2049	$5,614	90	US$1.00: C$	1.30	2027	$991	2	US$1.00: C$	1.33
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$135	4		2.64%	2022	$145	1		2.64%
				$94					$6
(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).
(2)	Derivative financial assets and liabilities are not set off.
(3)

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

(4)	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
(5)

We designate only the spot element as the hedging item. As at June 30, 2019, the foreign currency basis spread included in the fair value of the derivative instruments, and which is used for purposes of assessing hedge ineffectiveness, was $36 (December 31, 2018 – $29).

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

	June 30, 2019		December 31, 2018
	Carrying		Carrying
As at (millions)	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$15,025	$16,105	$13,999	$14,107

(e)   Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (a), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2019	2018	Location	2019	2018
THREE-MONTHS
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(7)	$6	Goods and services purchased	$4	$(1)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(29)	15	Financing costs	(58)	53
		(36)	21		(54)	52
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs	14(b)	(5)	8	Employee benefits expense	(1)	5
		$(41)	$29		$(55)	$57
SIX-MONTHS
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(15)	$19	Goods and services purchased	$9	$(6)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(151)	58	Financing costs	(123)	120
		(166)	77		(114)	114
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs	14(b)	5	(1)	Employee benefits expense	6	2
		$(161)	$76		$(108)	$116
(1)

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the three-month and six-month periods ended June 30, 2019, were $NIL (2018 – $(8)) and $7 (2018 – $(11)), respectively.

The following table sets out the gains and losses arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, and their location within the Consolidated statements of income and other comprehensive income.

		Gain (loss) recognized in income on derivatives
		Three months		Six months
Periods ended June 30 (millions)	Location	2019	2018	2019	2018
Derivatives used to manage currency risk	Financing costs	$(3)	$1	$(5)	$—